FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Accounts payable	$ 359,651	$ 403,613
Accrued liabilities	67,132	209,930
Due to related parties	237,305	127,909
Employee retention allowance	208,153	596,849	$ 570,487
Loan	$ 122,753	$ 0